Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2016
Registrant Name	GoodHaven Funds Trust
Central Index Key	0001661813
Amendment Flag	false
Document Creation Date	Mar. 30, 2017
Document Effective Date	Mar. 30, 2017
Prospectus Date	Mar. 30, 2017
GoodHaven Fund | GoodHaven Fund
Prospectus:
Trading Symbol	GOODX